Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
WisdomTree Artificial Intelligence and Innovation Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Artificial Intelligence and Innovation Fund
Class Name	WisdomTree Artificial Intelligence and Innovation Fund
Trading Symbol	WTAI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from December 9, 2021 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/9/21
Fund NAV Returns	10.15%	(6.91)%
Fund Market Price Returns	10.02%	(6.88)%
S&P 500® Equal Weight Index	11.79%	3.12%
S&P 500® Information Technology Index	41.78%	15.96%
WisdomTree Artificial Intelligence & Innovation Index	10.42%	(6.75)%

Performance Inception Date	Dec. 09, 2021
Net Assets	$ 292,559,082
Holdings Count	75
Advisory Fees Paid, Amount	$ 880,310
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$292,559,082
# of Portfolio Holdings	75
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$880,310

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	3.0%
ARM Holdings PLC	3.0%
SK Hynix, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
QUALCOMM, Inc.	2.3%
Apple, Inc.	2.1%
Micron Technology, Inc.	2.1%

Sector Breakdown (% of Net Assets)

Information Technology	79.9%
Communication Services	6.6%
Health Care	4.5%
Consumer Discretionary	4.5%
Industrials	4.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	3.0%
ARM Holdings PLC	3.0%
SK Hynix, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
QUALCOMM, Inc.	2.3%
Apple, Inc.	2.1%
Micron Technology, Inc.	2.1%

WisdomTree Battery Value Chain and Innovation Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Battery Value Chain and Innovation Fund
Class Name	WisdomTree Battery Value Chain and Innovation Fund
Trading Symbol	WBAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Battery Value Chain and Innovation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Battery Value Chain and Innovation Fund	$40	0.45%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from February 17, 2022 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 2/17/22
Fund NAV Returns	(22.61)%	(15.68)%
Fund Market Price Returns	(22.80)%	(15.76)%
MSCI ACWI Index	19.38%	6.57%
MSCI ACWI Materials Index	5.95%	(1.01)%
WisdomTree Battery Value Chain and Innovation Index	(22.52)%	(15.59)%

Performance Inception Date	Feb. 17, 2022
Net Assets	$ 3,941,190
Holdings Count	131
Advisory Fees Paid, Amount	$ 19,996
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Blink Charging Co.	3.7%
TDK Corp.	3.1%
Wartsila OYJ Abp	3.0%
Joby Aviation, Inc.	2.7%
Bloom Energy Corp., Class A	2.7%
Archer Aviation, Inc., Class A	2.6%
Mitsubishi Heavy Industries Ltd.	2.4%
EnerSys	2.4%
FuelCell Energy, Inc.	2.3%
Rolls-Royce Holdings PLC	2.0%

Sector Breakdown (% of Net Assets)

Industrials	50.1%
Materials	25.8%
Information Technology	13.5%
Consumer Discretionary	6.5%
Utilities	2.0%
Energy	1.8%
Other Assets and Liabilities, Net	(11.5%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Blink Charging Co.	3.7%
TDK Corp.	3.1%
Wartsila OYJ Abp	3.0%
Joby Aviation, Inc.	2.7%
Bloom Energy Corp., Class A	2.7%
Archer Aviation, Inc., Class A	2.6%
Mitsubishi Heavy Industries Ltd.	2.4%
EnerSys	2.4%
FuelCell Energy, Inc.	2.3%
Rolls-Royce Holdings PLC	2.0%

WisdomTree BioRevolution Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree BioRevolution Fund
Class Name	WisdomTree BioRevolution Fund
Trading Symbol	WDNA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$43	0.45%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from June 3, 2021 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 6/3/21
Fund NAV Returns	(8.64)%	(13.58)%
Fund Market Price Returns	(8.59)%	(13.55)%
S&P 500® Equal Weight Index	11.79%	4.60%
S&P 500® Health Care Index	11.68%	8.03%
S&P Biotechnology Select Industry Index	11.93%	(9.59)%
WisdomTree BioRevolution Index	(8.81)%	(13.58)%

Performance Inception Date	Jun. 03, 2021
Net Assets	$ 2,365,948
Holdings Count	92
Advisory Fees Paid, Amount	$ 11,447
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,365,948
# of Portfolio Holdings	92
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$11,447

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Twist Bioscience Corp.	3.9%
Novonesis (Novozymes) B, Class B	2.9%
Blueprint Medicines Corp.	2.7%
Eli Lilly & Co.	2.5%
Natera, Inc.	2.5%
Geron Corp.	2.5%
Agios Pharmaceuticals, Inc.	2.3%
Vericel Corp.	2.0%
Sarepta Therapeutics, Inc.	2.0%
Bridgebio Pharma, Inc.	1.6%

Sector Breakdown (% of Net Assets)

Health Care	83.2%
Materials	11.8%
Short-Term Investments	4.8%
Consumer Staples	3.8%
Energy	1.1%
Other Assets and Liabilities, Net	(4.7%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Twist Bioscience Corp.	3.9%
Novonesis (Novozymes) B, Class B	2.9%
Blueprint Medicines Corp.	2.7%
Eli Lilly & Co.	2.5%
Natera, Inc.	2.5%
Geron Corp.	2.5%
Agios Pharmaceuticals, Inc.	2.3%
Vericel Corp.	2.0%
Sarepta Therapeutics, Inc.	2.0%
Bridgebio Pharma, Inc.	1.6%

WisdomTree Cloud Computing Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Cloud Computing Fund
Class Name	WisdomTree Cloud Computing Fund
Trading Symbol	WCLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from September 6, 2019 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 9/6/19
Fund NAV Returns	(0.38)%	4.94%
Fund Market Price Returns	(0.41)%	4.93%
S&P 500® Equal Weight Index	11.79%	11.41%
BVP Nasdaq Emerging Cloud Index	0.08%	5.34%
S&P 500® Growth Index	32.52%	17.06%
S&P 500® Information Technology Index	41.78%	27.22%

Performance Inception Date	Sep. 06, 2019
Net Assets	$ 490,683,110
Holdings Count	68
Advisory Fees Paid, Amount	$ 2,876,095
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$490,683,110
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$2,876,095

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Q2 Holdings, Inc.	2.4%
Squarespace, Inc., Class A	2.3%
AvePoint, Inc.	2.2%
Wix.com Ltd.	2.1%
Zuora, Inc., Class A	2.0%
Crowdstrike Holdings, Inc., Class A	2.0%
Toast, Inc., Class A	1.9%
Monday.com Ltd.	1.8%
DocuSign, Inc.	1.8%
Okta, Inc.	1.8%

Sector Breakdown (% of Net Assets)

Information Technology	87.0%
Financials	6.8%
Industrials	2.5%
Health Care	2.4%
Communication Services	1.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Q2 Holdings, Inc.	2.4%
Squarespace, Inc., Class A	2.3%
AvePoint, Inc.	2.2%
Wix.com Ltd.	2.1%
Zuora, Inc., Class A	2.0%
Crowdstrike Holdings, Inc., Class A	2.0%
Toast, Inc., Class A	1.9%
Monday.com Ltd.	1.8%
DocuSign, Inc.	1.8%
Okta, Inc.	1.8%

WisdomTree Cybersecurity Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Cybersecurity Fund
Class Name	WisdomTree Cybersecurity Fund
Trading Symbol	WCBR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 28, 2021 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/28/21
Fund NAV Returns	29.72%	1.24%
Fund Market Price Returns	29.29%	1.21%
S&P 500® Equal Weight Index	11.79%	9.72%
S&P 500® Growth Index	32.52%	12.23%
S&P 500® Information Technology Index	41.78%	21.26%
WisdomTree Team8 Cybersecurity Index	30.22%	1.49%

Performance Inception Date	Jan. 28, 2021
Net Assets	$ 93,358,225
Holdings Count	25
Advisory Fees Paid, Amount	$ 281,946
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$93,358,225
# of Portfolio Holdings	25
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$281,946

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

HashiCorp, Inc., Class A	6.6%
Palo Alto Networks, Inc.	6.1%
Crowdstrike Holdings, Inc., Class A	6.0%
Elastic NV	5.5%
Datadog, Inc., Class A	5.5%
CommVault Systems, Inc.	5.1%
Zscaler, Inc.	4.9%
Tenable Holdings, Inc.	4.8%
CyberArk Software Ltd.	4.4%
Check Point Software Technologies Ltd.	4.4%

Country Breakdown (% of Net Assets)

United States	85.8%
Israel	4.4%
United Kingdom	4.0%
Japan	3.9%
China	1.0%
South Korea	0.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HashiCorp, Inc., Class A	6.6%
Palo Alto Networks, Inc.	6.1%
Crowdstrike Holdings, Inc., Class A	6.0%
Elastic NV	5.5%
Datadog, Inc., Class A	5.5%
CommVault Systems, Inc.	5.1%
Zscaler, Inc.	4.9%
Tenable Holdings, Inc.	4.8%
CyberArk Software Ltd.	4.4%
Check Point Software Technologies Ltd.	4.4%

WisdomTree Dynamic Currency Hedged International Equity Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic Currency Hedged International Equity Fund
Class Name	WisdomTree Dynamic Currency Hedged International Equity Fund
Trading Symbol	DDWM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Dynamic Currency Hedged International Equity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic Currency Hedged International Equity Fund	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 7, 2016 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/7/16
Fund NAV Returns	13.13%	7.53%	8.24%
Fund Market Price Returns	13.47%	7.52%	8.31%
MSCI EAFE Local Currency Index	15.08%	8.98%	8.47%
MSCI EAFE Index	11.54%	6.46%	7.14%
MSCI EAFE Value Index	13.75%	6.07%	6.42%
WisdomTree Dynamic Currency Hedged International Equity Index	13.39%	7.81%	8.43%

Performance Inception Date	Jan. 07, 2016
Net Assets	$ 282,691,442
Holdings Count	1,037
Advisory Fees Paid, Amount	$ 980,402
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$282,691,442
# of Portfolio Holdings	1,037
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$980,402

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	1.8%
Novartis AG	1.7%
Nestle SA	1.5%
TotalEnergies SE	1.4%
Shell PLC	1.1%
Industria de Diseno Textil SA	1.0%
AstraZeneca PLC	1.0%
Toyota Motor Corp.	1.0%
Allianz SE	1.0%
Unilever PLC	1.0%

Sector Breakdown (% of Net Assets)

Financials	26.5%
Industrials	15.4%
Consumer Discretionary	11.6%
Consumer Staples	8.8%
Health Care	8.5%
Energy	5.9%
Materials	5.5%
Communication Services	5.5%
Utilities	5.3%
Short-Term Investments	4.0%
Information Technology	3.4%
Real Estate	2.6%
Other Assets and Liabilities, Net	(3.0%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	1.8%
Novartis AG	1.7%
Nestle SA	1.5%
TotalEnergies SE	1.4%
Shell PLC	1.1%
Industria de Diseno Textil SA	1.0%
AstraZeneca PLC	1.0%
Toyota Motor Corp.	1.0%
Allianz SE	1.0%
Unilever PLC	1.0%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
Class Name	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
Trading Symbol	DDLS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 7, 2016 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/7/16
Fund NAV Returns	13.34%	6.98%	7.70%
Fund Market Price Returns	13.27%	7.11%	7.84%
MSCI EAFE Local Currency Index	15.08%	8.98%	8.47%
MSCI EAFE Small Cap Index	7.78%	4.19%	5.85%
MSCI EAFE Small Cap Local Currency Index	12.17%	7.39%	7.52%
MSCI EAFE Small Cap Value Index	10.50%	4.65%	5.97%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	13.78%	7.30%	8.09%

Performance Inception Date	Jan. 07, 2016
Net Assets	$ 287,692,697
Holdings Count	931
Advisory Fees Paid, Amount	$ 1,099,391
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$287,692,697
# of Portfolio Holdings	931
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,099,391

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

TORM PLC, Class A	1.0%
Rubis SCA	0.9%
Hoegh Autoliners ASA	0.8%
Bank of Georgia Group PLC	0.7%
ACEA SpA	0.7%
SBM Offshore NV	0.7%
D/S Norden AS	0.6%
Cofinimmo SA	0.6%
Netlink NBN Trust	0.5%
Metcash Ltd.	0.5%

Sector Breakdown (% of Net Assets)

Industrials	27.4%
Financials	13.7%
Consumer Discretionary	12.1%
Materials	9.3%
Real Estate	7.8%
Information Technology	7.3%
Consumer Staples	6.0%
Communication Services	4.9%
Energy	4.3%
Utilities	3.3%
Health Care	3.2%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

TORM PLC, Class A	1.0%
Rubis SCA	0.9%
Hoegh Autoliners ASA	0.8%
Bank of Georgia Group PLC	0.7%
ACEA SpA	0.7%
SBM Offshore NV	0.7%
D/S Norden AS	0.6%
Cofinimmo SA	0.6%
Netlink NBN Trust	0.5%
Metcash Ltd.	0.5%

Wisdomtree Emerging Markets Efficient Core Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Efficient Core Fund
Class Name	WisdomTree Emerging Markets Efficient Core Fund
Trading Symbol	NTSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from May 20, 2021 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 5/20/21
Fund NAV Returns	9.75%	(6.51)%
Fund Market Price Returns	7.96%	(6.71)%
MSCI Emerging Markets Index	12.55%	(3.69)%

Performance Inception Date	May 20, 2021
Net Assets	$ 26,662,971
Holdings Count	416
Advisory Fees Paid, Amount	$ 150,469
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,662,971
# of Portfolio Holdings	416
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$150,469

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.2%
Reliance Industries Ltd.	1.8%
Naspers Ltd., Class N	1.6%
SK Hynix, Inc.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.3%
ICICI Bank Ltd.	1.2%
China Construction Bank Corp., Class H	1.2%

Sector Breakdown (% of Net Assets)

Information Technology	27.0%
Financials	17.8%
Consumer Discretionary	12.2%
Communication Services	8.8%
Materials	6.2%
Consumer Staples	4.9%
Energy	4.8%
Industrials	3.1%
Health Care	2.6%
Utilities	1.9%
Real Estate	0.8%
Other Assets and Liabilities, Net	9.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.2%
Reliance Industries Ltd.	1.8%
Naspers Ltd., Class N	1.6%
SK Hynix, Inc.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.3%
ICICI Bank Ltd.	1.2%
China Construction Bank Corp., Class H	1.2%

WisdomTree Emerging Markets ex-China Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets ex-China Fund
Class Name	WisdomTree Emerging Markets ex-China Fund
Trading Symbol	XC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets ex-China Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-China Fund	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from September 22, 2022 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 9/22/22
Fund NAV Returns	19.25%	17.49%
Fund Market Price Returns	18.69%	17.59%
MSCI Emerging Markets ex-China Index	18.46%	16.86%
WisdomTree Emerging Markets ex-China Index	21.09%	18.88%

Performance Inception Date	Sep. 22, 2022
Net Assets	$ 54,522,004
Holdings Count	660
Advisory Fees Paid, Amount	$ 98,887
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,522,004
# of Portfolio Holdings	660
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$98,887

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
Samsung Electronics Co. Ltd.	5.5%
Reliance Industries Ltd.	2.5%
HDFC Bank Ltd.	2.2%
Al Rajhi Bank	2.0%
SK Hynix, Inc.	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
MercadoLibre, Inc.	1.5%
ICICI Bank Ltd.	1.4%
Infosys Ltd.	1.4%

Sector Breakdown (% of Net Assets)

Information Technology	34.4%
Financials	20.4%
Consumer Discretionary	8.6%
Industrials	7.9%
Materials	7.4%
Consumer Staples	6.4%
Health Care	4.5%
Communication Services	4.0%
Energy	3.7%
Utilities	1.9%
Real Estate	1.2%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
Samsung Electronics Co. Ltd.	5.5%
Reliance Industries Ltd.	2.5%
HDFC Bank Ltd.	2.2%
Al Rajhi Bank	2.0%
SK Hynix, Inc.	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
MercadoLibre, Inc.	1.5%
ICICI Bank Ltd.	1.4%
Infosys Ltd.	1.4%

WisdomTree International Efficient Core Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree International Efficient Core Fund
Class Name	WisdomTree International Efficient Core Fund
Trading Symbol	NTSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from May 20, 2021 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 5/20/21
Fund NAV Returns	8.90%	(0.10)%
Fund Market Price Returns	8.44%	(0.04)%
MSCI EAFE Index	11.54%	3.11%

Performance Inception Date	May 20, 2021
Net Assets	$ 329,018,633
Holdings Count	450
Advisory Fees Paid, Amount	$ 748,229
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$329,018,633
# of Portfolio Holdings	450
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$748,229

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.6%
Nestle SA	1.6%
Shell PLC	1.6%
Toyota Motor Corp.	1.5%
Novartis AG	1.3%
SAP SE	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
AstraZeneca PLC	1.2%
Roche Holding AG	1.1%

Sector Breakdown (% of Net Assets)

Financials	17.6%
Industrials	14.6%
Health Care	12.5%
Consumer Discretionary	10.8%
Information Technology	8.5%
Consumer Staples	7.8%
Materials	6.2%
Energy	4.1%
Communication Services	3.7%
Utilities	2.2%
Real Estate	1.3%
Other Assets and Liabilities, Net	10.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.6%
Nestle SA	1.6%
Shell PLC	1.6%
Toyota Motor Corp.	1.5%
Novartis AG	1.3%
SAP SE	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
AstraZeneca PLC	1.2%
Roche Holding AG	1.1%

WisdomTree U.S. Corporate Bond Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Corporate Bond Fund
Class Name	WisdomTree U.S. Corporate Bond Fund
Trading Symbol	QIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from April 27, 2016 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	4.69%	0.41%	1.75%
Fund Market Price Returns	4.47%	0.35%	1.74%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	0.95%
ICE BofA Merrill Lynch U.S. Corporate Index	5.02%	0.78%	2.22%
WisdomTree U.S. Quality Corporate Bond Index	5.23%	0.69%	2.10%

Performance Inception Date	Apr. 27, 2016
Net Assets	$ 17,548,894
Holdings Count	485
Advisory Fees Paid, Amount	$ 19,250
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,548,894
# of Portfolio Holdings	485
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$19,250

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 2.59%, due 4/29/31	1.1%
Verizon Communications, Inc., 4.33%, due 9/21/28	1.1%
Citigroup, Inc., 3.11%, due 4/8/26	1.1%
Eversource Energy, 3.30%, due 1/15/28	1.0%
Wells Fargo & Co., 4.81%, due 7/25/28	0.9%
U.S. Bancorp, 5.78%, due 6/12/29	0.9%
HCA, Inc., 4.13%, due 6/15/29	0.9%
Morgan Stanley, 3.95%, due 4/23/27	0.9%
Bank of America Corp., 3.19%, due 7/23/30	0.8%
Bank of America Corp., 4.45%, due 3/3/26	0.8%

Sector Breakdown (% of Net Assets)

Financials	33.3%
Health Care	12.4%
Utilities	8.2%
Information Technology	8.0%
Industrials	7.9%
Energy	6.5%
Consumer Staples	6.0%
Communication Services	4.9%
Consumer Discretionary	4.6%
Materials	3.6%
Real Estate	2.3%
U.S. Government Obligations	0.4%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 2.59%, due 4/29/31	1.1%
Verizon Communications, Inc., 4.33%, due 9/21/28	1.1%
Citigroup, Inc., 3.11%, due 4/8/26	1.1%
Eversource Energy, 3.30%, due 1/15/28	1.0%
Wells Fargo & Co., 4.81%, due 7/25/28	0.9%
U.S. Bancorp, 5.78%, due 6/12/29	0.9%
HCA, Inc., 4.13%, due 6/15/29	0.9%
Morgan Stanley, 3.95%, due 4/23/27	0.9%
Bank of America Corp., 3.19%, due 7/23/30	0.8%
Bank of America Corp., 4.45%, due 3/3/26	0.8%

WisdomTree U.S. Efficient Core Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Efficient Core Fund
Class Name	WisdomTree U.S. Efficient Core Fund
Trading Symbol	NTSX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from August 2, 2018 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 8/2/18
Fund NAV Returns	19.78%	11.41%	11.29%
Fund Market Price Returns	19.95%	11.43%	11.30%
S&P 500® Index	24.56%	15.05%	13.70%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	15.61%	8.78%	8.59%

Performance Inception Date	Aug. 02, 2018
Net Assets	$ 1,083,908,193
Holdings Count	502
Advisory Fees Paid, Amount	$ 1,861,016
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,083,908,193
# of Portfolio Holdings	502
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,861,016

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	2.0%
Alphabet, Inc., Class C	1.9%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.2%
JPMorgan Chase & Co.	1.2%

Sector Breakdown (% of Net Assets)

Information Technology	29.7%
Financials	11.3%
Health Care	10.2%
Consumer Discretionary	9.1%
Communication Services	8.6%
Industrials	7.3%
Consumer Staples	5.0%
Energy	3.3%
Materials	1.9%
Utilities	1.8%
Real Estate	1.7%
Other Assets and Liabilities, Net	10.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	2.0%
Alphabet, Inc., Class C	1.9%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.2%
JPMorgan Chase & Co.	1.2%

WisdomTree U.S. High Yield Corporate Bond Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Yield Corporate Bond Fund
Class Name	WisdomTree U.S. High Yield Corporate Bond Fund
Trading Symbol	QHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from April 27, 2016 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	8.22%	2.48%	4.22%
Fund Market Price Returns	7.75%	2.49%	4.22%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	0.95%
ICE BofA Merrill Lynch U.S. High Yield Index	10.41%	3.72%	5.31%
WisdomTree U.S. High Yield Corporate Bond Index	8.91%	2.93%	4.89%

Performance Inception Date	Apr. 27, 2016
Net Assets	$ 223,579,461
Holdings Count	468
Advisory Fees Paid, Amount	$ 844,935
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,579,461
# of Portfolio Holdings	468
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$844,935

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/31	0.8%
DaVita, Inc., 4.63%, due 6/1/30	0.7%
DISH Network Corp., 11.75%, due 11/15/27	0.7%
Tenet Healthcare Corp., 6.13%, due 10/1/28	0.7%
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, due 2/1/28	0.7%
Sirius XM Radio, Inc., 4.13%, due 7/1/30	0.6%
Tenneco, Inc., 8.00%, due 11/17/28	0.6%
Comstock Resources, Inc., 5.88%, due 1/15/30	0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 4/1/51	0.6%
Newell Brands, Inc., 5.70%, due 4/1/26	0.6%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	15.4%
Communication Services	14.4%
Energy	12.2%
Health Care	10.8%
Financials	8.3%
Industrials	8.3%
Real Estate	7.1%
Information Technology	6.5%
Consumer Staples	6.4%
Materials	4.4%
Utilities	2.9%
Other Assets and Liabilities, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/31	0.8%
DaVita, Inc., 4.63%, due 6/1/30	0.7%
DISH Network Corp., 11.75%, due 11/15/27	0.7%
Tenet Healthcare Corp., 6.13%, due 10/1/28	0.7%
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, due 2/1/28	0.7%
Sirius XM Radio, Inc., 4.13%, due 7/1/30	0.6%
Tenneco, Inc., 8.00%, due 11/17/28	0.6%
Comstock Resources, Inc., 5.88%, due 1/15/30	0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 4/1/51	0.6%
Newell Brands, Inc., 5.70%, due 4/1/26	0.6%

WisdomTree U.S. Short-Term Corporate Bond Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Short-Term Corporate Bond Fund
Class Name	WisdomTree U.S. Short-Term Corporate Bond Fund
Trading Symbol	QSIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from April 27, 2016 (inception) through June 30, 2024
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	5.72%	1.41%	1.74%
Fund Market Price Returns	5.60%	1.38%	1.70%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	0.95%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index	6.18%	1.80%	2.23%
WisdomTree U.S. Short-term Quality Corporate Bond Index	6.07%	1.76%	2.14%

Performance Inception Date	Apr. 27, 2016
Net Assets	$ 47,629,151
Holdings Count	401
Advisory Fees Paid, Amount	$ 82,467
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$47,629,151
# of Portfolio Holdings	401
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$82,467

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 6/30/29	1.2%
Citigroup, Inc., 4.45%, due 9/29/27	1.0%
Capital One Financial Corp., 4.20%, due 10/29/25	0.8%
Citigroup, Inc., 3.20%, due 10/21/26	0.8%
Goldman Sachs Group, Inc., 1.95%, due 10/21/27	0.8%
CVS Health Corp., 4.30%, due 3/25/28	0.8%
Bank of America Corp., 1.66%, due 3/11/27	0.8%
Bank of America Corp., 3.71%, due 4/24/28	0.7%
Verizon Communications, Inc., 2.10%, due 3/22/28	0.7%
Dominion Energy, Inc., 1.45%, due 4/15/26	0.7%

Sector Breakdown (% of Net Assets)

Financials	40.2%
Health Care	10.5%
Information Technology	8.1%
Industrials	7.7%
Utilities	6.4%
Consumer Staples	6.1%
Consumer Discretionary	5.7%
Energy	5.0%
Communication Services	3.8%
Materials	1.8%
Real Estate	1.7%
U.S. Government Obligations	1.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 6/30/29	1.2%
Citigroup, Inc., 4.45%, due 9/29/27	1.0%
Capital One Financial Corp., 4.20%, due 10/29/25	0.8%
Citigroup, Inc., 3.20%, due 10/21/26	0.8%
Goldman Sachs Group, Inc., 1.95%, due 10/21/27	0.8%
CVS Health Corp., 4.30%, due 3/25/28	0.8%
Bank of America Corp., 1.66%, due 3/11/27	0.8%
Bank of America Corp., 3.71%, due 4/24/28	0.7%
Verizon Communications, Inc., 2.10%, due 3/22/28	0.7%
Dominion Energy, Inc., 1.45%, due 4/15/26	0.7%